FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Adjustment Movements - The Group [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Adjustment Movements [Line Items]
Beginning Balance	£ 272	£ 521
Income statement charge (credit)	(56)	(243)
Transfers	(2)	(6)
Ending Balance	£ 214	£ 272